Subsequent Events	5 Months Ended
Jun. 03, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 6—SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Managed Futures Fund financial statements through the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in its Managed Futures Fund’s financial statements through this date.